Marketable Securities and Securities Investments (Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time of Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, unrealized losses, total		¥ (103)
Marketable securities, less than 12 months, fair value	¥ 215,062	181,445
Marketable securities, less than 12 months, unrealized losses	(3,122)	(1,923)
Marketable securities, 12 months or more, fair value	38,123	8,736
Marketable securities, 12 months or more, unrealized losses	(734)	(77)
Marketable securities, fair value, total	253,185	190,181
Marketable securities, unrealized losses, total	(3,856)	(2,000)
Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	214,896	156,823
Available-for-sale securities, less than 12 months, unrealized losses	(3,112)	(1,090)
Available-for-sale securities, 12 months or more, fair value	38,113	8,727
Available-for-sale securities, 12 months or more, unrealized losses	(723)	(66)
Available-for-sale securities, fair value, total	253,009	165,550
Available-for-sale securities, unrealized losses, total	(3,835)	(1,156)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	166	4,636
Available-for-sale securities, less than 12 months, unrealized losses	(10)	(730)
Available-for-sale securities, 12 months or more, fair value	10	9
Available-for-sale securities, 12 months or more, unrealized losses	(11)	(11)
Available-for-sale securities, fair value, total	176	4,645
Available-for-sale securities, unrealized losses, total	(21)	(741)
Japanese national government bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value		19,986
Held-to-maturity securities, less than 12 months, unrealized losses		(103)
Held-to-maturity securities, 12 months or more, fair value		0
Held-to-maturity securities, 12 months or more , unrealized losses		0
Held-to-maturity securities, fair value, total		19,986
Held-to-maturity securities, unrealized losses, total		(103)
Japanese national government bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	2,056	24,699
Available-for-sale securities, less than 12 months, unrealized losses	(6)	(80)
Available-for-sale securities, 12 months or more, fair value		372
Available-for-sale securities, fair value, total	2,056	25,071
Available-for-sale securities, unrealized losses, total	(6)	(80)
Japanese local government bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	38,383	3,772
Available-for-sale securities, less than 12 months, unrealized losses	(223)	(5)
Available-for-sale securities, 12 months or more, fair value	2,929	1,702
Available-for-sale securities, 12 months or more, unrealized losses	(31)	(11)
Available-for-sale securities, fair value, total	41,312	5,474
Available-for-sale securities, unrealized losses, total	(254)	(16)
Japanese corporate bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	41,206	8,222
Available-for-sale securities, less than 12 months, unrealized losses	(201)	(7)
Available-for-sale securities, 12 months or more, fair value	3,125
Available-for-sale securities, 12 months or more, unrealized losses	(29)
Available-for-sale securities, fair value, total	44,331	8,222
Available-for-sale securities, unrealized losses, total	(230)	(7)
Foreign government bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	5,882	4,607
Available-for-sale securities, less than 12 months, unrealized losses	(147)	(111)
Available-for-sale securities, 12 months or more, fair value	1,140
Available-for-sale securities, 12 months or more, unrealized losses	(13)
Available-for-sale securities, fair value, total	7,022	4,607
Available-for-sale securities, unrealized losses, total	(160)	(111)
Foreign corporate bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	127,369	115,523
Available-for-sale securities, less than 12 months, unrealized losses	(2,535)	(887)
Available-for-sale securities, 12 months or more, fair value	30,919	6,653
Available-for-sale securities, 12 months or more, unrealized losses	(650)	(55)
Available-for-sale securities, fair value, total	158,288	122,176
Available-for-sale securities, unrealized losses, total	¥ (3,185)	¥ (942)